SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 -   SIGNIFICANT ACCOUNTING POLICIES

Accounting principles

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), applied on a consistent basis, unless otherwise indicated below.

a.      Use of estimates in the preparation of financial statement

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose the nature of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to: revenue recognition, recoverability of inventory, provision for doubtful accounts, impairment of long lived assets, impairment of investment in affiliated company, contingencies, provision for taxes and the realizability of deferred tax assets.

b.      Functional currency

The majority of the TAT's revenues are generated in U.S. dollars ("dollars") and a substantial portion of TAT's costs are incurred in dollars. In addition, a significant portion of the TAT's financing has been obtained in dollars. Accordingly, the dollar is the currency of the primary economic environment in which TAT operates and accordingly its functional and reporting currency is the dollar.

Limco's and Piedmont's (“U.S. subsidiaries”) revenues are generated in dollars and its costs are incurred in dollars. In addition, the U.S. subsidiaries financing has been obtained in dollars. Accordingly, the dollar is the currency of the primary economic environment in which the U.S. subsidiaries operate and accordingly its functional and reporting currency is the dollar.

Monetary accounts maintained in currencies other than the dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of the transaction. The effects of foreign currency re-measurement are recorded in financial income (expenses), net.

c.      Principles of consolidation

The consolidated financial statements include the accounts of TAT and its subsidiaries. In these financial statements, “subsidiaries” are companies over which TAT has over 50% voting control and the financial statements of which are consolidated with those of the Company.

Intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation. Non-controlling interests are included in equity.

d.      Cash and Cash equivalents

All highly liquid investments, which include short-term bank deposits and money market accounts, that are not restricted as to withdrawal or use, and short-term debentures, the period to maturity of which do not exceed three months at the time of investment, are considered to be cash equivalents.

e.      Short-term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits are in Dollars and bear interest at an average annual rate of approximately 0.6%. in 2014 and 2013.

f.      Accounts receivable-trade, net

The Group's accounts receivable balances are due from customers primarily in the airline and defense industries. Credit is extended based on evaluation of a customer's financial condition and generally, collateral is not required. Trade accounts receivable from sales of services and products are typically due from customers within 30 - 90 days. Trade accounts receivable balances are stated at amounts due from customers net of an allowance for doubtful accounts. Accounts outstanding longer than their original contractual payment terms are considered past due. The Group determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Group's previous loss history from such customers, customer's current ability to pay its obligation to TAT and the condition of the general economy and the industry as a whole. The Group writes-off accounts receivable when they become uncollectible. Payments subsequently received on such receivables are credited against earnings. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection.

g.      Inventories

Inventories are measured at the lower of cost or market.

Cost of inventories is determined as follows:

On the basis of actual cost	-	Raw materials and parts

On the basis of actual cost which takes into account materials, labor and other direct and indirect manufacturing costs, or identifiable direct costs.	-	Work in progress and Finished goods

Since the Group sells products and services related to airplane accessories (heat transfer equipment, defined in note 1, APU's, landing gears etc.) for airplanes that can be in service for 20 to 50 years, it must keep a supply of such products and parts on hand while the airplanes are in use. The Group writes down its inventory for estimated obsolescence and unmarketable inventory equal to the difference between the cost of inventory and estimated market value based upon assumptions for future demand and market conditions.

h.       Property, plant and equipment

Property, plant and equipment are stated at cost, after deduction of the related investment grants, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

years

Buildings	25
Machinery and equipment	4 - 10 (mainly 10)
Motor vehicles	6 - 7
Office furniture and equipment	3 - 17 (mainly 7)
Software	3

Leasehold improvements are included in buildings and amortized using the straight line method over the period of the lease contract, or the estimated useful life of the asset, whichever is shorter.

i.      Grants from Office of the Chief Scientist of Israel ("OCS"):

Grants received from the OCS for approved research and development projects are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development expenses.  Due the fact that the Company is defined as "Traditional Industry Company", under the OCS regulations, these grants are non-royalty bearing.

j.      Investment in company accounted for using the Equity Method

Investment in which the Group exercises significant influence and which is not considered a subsidiary ("affiliate") is accounted for using the equity method, whereby the Group recognizes its proportionate share of the affiliated company's net income or loss after the date of investment. Significant influence is presumed to exist when the Group holds 20% to 50% of an affiliated company's voting instruments.

The Group reviews this investment for impairment whenever events indicate the carrying amount may not be recoverable. See note 3(b).

k.       Impairment of long-lived assets

Long-lived assets, including definite life intangible assets, held and used by an entity are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values (see also notes 6 and 9).

l.      Treasury Shares

Company shares held by the Company are presented as a reduction of equity at their cost to the Company.

m.      Revenue recognition

The Group generates its revenues from the sale of OEM products and systems, providing MRO services (remanufacture, maintenance, repair and overhaul services and long-term service contracts) and parts services.

Revenues from the sale of products are recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, provided the collection of the resulting receivable is reasonably assured, the price is fixed or determinable and no significant obligation exists. The Group does not grant a right of return.

Revenues from multi-year, fixed price contracts for OEM customers are recognized when a product is shipped (and title passed) to the customer. Management provides for losses as soon as a loss is expected for the remaining portion of such contracts. For the years ended December 31, 2014, 2013 and 2012, no losses have been recognized for such fixed price contracts.

Revenues from MRO services are recognized when services are completed and the item is shipped back to the customer.

Revenues from some maintenance contracts are recognized over the contract period in proportion to the costs expected to be incurred in performing services under the contract. The Group estimates the costs that are expected to be incurred based on its experience with the aggregate costs incurred and to be incurred on contracts of this nature. The costs incurred related to the maintenance contracts are not incurred on a straight-line basis, as the timing to provide the maintenance services is dependent on when parts under these contracts require maintenance. Therefore, the Group accrues revenue as costs are incurred. These revenues are then compared to actual results and adjusted to either deferred revenue for results greater than historical estimates or recognized in those cases of performance less than historical estimates. These accounts are reviewed on a timely basis and adjusted (if required) based on cost structures.

Revenues from royalties from sales of products developed with the Group's intellectual property, technology and technical assistance are recognized when the related sales are made.

n.      Shipping and handling costs

Shipping and handling costs billed to customers are included in revenue. The cost of shipping and handling products is included in costs of revenues.

o.      Warranty costs

The Group provides warranties for its products and services ranging from one to three years, which vary with respect to each contract and in accordance with the nature of each specific product.

The Group estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time the product is shipped. The Group periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

p.      Research and development

Research and development costs, net of grants, are charged to expenses as incurred.

q.      Fair value measurement

The Group measures fair value and discloses fair value measurements for financial and non-financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data for similar but not identical assets or liabilities.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

r.     Concentrations of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable.

Cash and cash equivalents are deposited with major banks in Israel and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold Group's cash and cash equivalents are financially sound. Accordingly, minimal credit risk exists with respect to these financial instruments.

The Group's accounts receivable are derived mainly from sales to customers in the United States, Israel and Europe. The Group generally does not require collateral; however, in certain circumstances the Group may require letters of credit. Management believes that credit risks relating to accounts receivable are minimal since the majority of the Group's customers are world-leading manufacturers of aviation systems and aircrafts, international airlines, governments and air-forces, and world-leading manufacturers and integrators of defense and ground systems.  In addition, the Group has relatively a large number of customers with wide geographic spread which mitigates the credit risk. The Group performs ongoing credit evaluation of its customers' financial condition.

s.     Income taxes

Income taxes are accounted for in accordance with ASC 740 "Income Taxes". This statement prescribes the use of the asset and liability method, whereby deferred tax assets and liabilities account balances are determined based on temporary differences between financial reporting and tax basis of assets and liabilities and for tax loss carry-forwards. Deferred taxes are measured using the enacted laws and tax rates that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, see note 17(h).

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

Taxes which would apply in the event of disposal of investments in foreign subsidiaries have not been taken into account in computing the deferred taxes, when the Group's intention is to hold, and not to realize the investments.

Following the recognition of Bental as held for sale and discontinued operations as of December 31, 2013, (see note 4) the Company computed the deferred tax asset derived from the estimated loss for tax purposes, incurred on the sale of its entire interest in Bental. For such capital loss as of December 31, 2014 and 2013 the Company provided a full valuation allowance as it cannot predict its future realization.

The Group records deferred taxes related to its share in results of its affiliated company.

With regard to dividends distributable from the income of foreign subsidiaries: as the Group intends to permanently reinvest retained earnings and has no intention to declare dividends out of such earnings in the foreseeable future it does not record deferred taxes in respect of taxes that would have been paid in such event.

The Group did not provide for deferred taxes attributable to dividend distribution out of retained tax-exempt earnings from "Approved/Benefited Enterprise" plans (see note 17(a)), since it intends to permanently reinvest them and has no intention to declare dividends out of such tax exempt income in the foreseeable future. Management considers such retained earnings to be essentially permanent in duration. The payment of dividend in 2014 was paid from earnings from regular income of the Israeli company.

Results for tax purposes for TAT's Israeli subsidiary are measured and reflected in NIS and for TAT's U.S. subsidiaries are measured and reflected in dollars. As explained in (b) above, the consolidated financial statements are presented in dollars. In accordance with ASC 740, TAT has not provided deferred income taxes on the differences resulting from changes in exchange rate and indexation.

The Group follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Group's policy is to include interest and penalties related to unrecognized tax benefits within financial income (expense). Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date.

t.    Held for sale classification and Discontinued operations

A business is reported as held for sale when management has approved or received approval to sell the business and is committed to a formal plan, the business is available for immediate sale, the business is being actively marketed, the sale is anticipated to occur during the next 12 months and certain other specified criteria are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying value of the business exceeds its estimated fair value, a loss is recognized.

Assets and liabilities related to a business classified as held for sale are segregated in the consolidated balance sheet in the period in which the business is classified as held for sale.

Operations of a business are reported as discontinued operations if the business is classified as held for sale, the operations and cash flows of the business have been or will be eliminated from our ongoing operations as a result of a disposal transaction and we will not have any significant continuing involvement in the operations of the business after the disposal transaction. The results of discontinued operations are reported in discontinued operations in the consolidated statement of operations for current and prior periods commencing in the period in which the business meets the criteria of a discontinued operation, and include any gain or loss recognized on closing or adjustment of the carrying amount to fair value less cost to sell.

Depreciation is not recorded on assets of a business while it is classified as held for sale.

At December 31, 2013, held for sale assets and liabilities consisted of Bental, the OEM of Electric Motion Systems operating segment, and its results of operations are presented as discontinued operations in the consolidated statement of operations (see also note 4).

u.   Basic and diluted net Earnings per share

Earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings (loss) per share includes the potential effect of stock options outstanding during the year, in accordance with ASC 260 "Earnings per Share", using the treasury stock method.

v.   Share-based compensation

The Group applies ASC 718 "Stock Based Compensation" with respect to employees options, which requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model, the payment transaction is recognized as expense over the requisite service period, net of estimated forfeitures. The Group estimates forfeitures based on historical experience and anticipated future conditions.

The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method over the requisite service period for the entire award. For an award with performance conditions that has a graded vesting schedule, compensation cost is recognized upon meeting such conditions, using the accelerated method over the requisite service period for the entire award.

w.   Comprehensive income

Comprehensive income, net of related taxes where applicable, includes, in addition to net income, Currency translation adjustments. The accumulated other compressive income related entirely to Bental and was reclassified from AOCI to discontinued operation upon the sale of Bantal.

x.   Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group's management assesses such contingent liabilities and estimated legal fees, if any, and accrues for these costs. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group's management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

y.   Recently Issued Accounting Principles

(1)    In May 2014, the Financial Accounting Standards Board of the United States (the “FASB”) issued guidance related to revenue from contracts with customers. Under this guidance, revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. The updated standard will replace most existing revenue recognition guidance under GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. Early adoption is not permitted. The updated standard will be effective for the Company in the first quarter of 2017. The Company has not yet selected a transition method and is currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.

(2)    In August 2014, the FASB issued amended guidance related to disclosure of uncertainties about an entity's ability to continue as a going concern. The new guidance requires management to evaluate whether there is substantial doubt about the entity's ability to continue as a going concern and, as necessary, to provide related footnote disclosures. The guidance has an effective date of December 31, 2016. The Company believes that the adoption of this new standard will not have a material impact on its consolidated financial statements.

z.   Derivative Instruments

The Company uses derivative financial instruments to manage exposure to movement in exchange rate. The use of these financial instruments reduces the exposure of these risks. The Company recognizes the fair value of all derivative instruments as either assets or liabilities at fair value on the consolidated balance sheets with changes in fair value recorded directly to the statement of operations. Fair value is based on market quotes for similar instruments with the same duration.